Measurement of financial assets and liabilities - Transfers between levels (Details) - At fair value - Equity and debt securities $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Financial instruments
Transfers from level 1 to level 2	$ 505
Transfers from level 2 to level 1	1,708
Level 2
Financial instruments
Transfers into level 3	$ 1,489